Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost of investment securities available-for-sale	$ 991,566	$ 813,167
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized shares	50,000	50,000
Preferred stock, issued shares	0	0
Common stock-Class A
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000	200,000
Common stock, shares issued	33,025	20,028
Common stock, shares outstanding	33,025	20,028
Common stock-Class B
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000	200,000
Common stock, shares issued	22,821	26,122
Common stock, shares outstanding	22,821	26,122